Equity Capital Structure, 2020 July Equity Offering (Details)			6 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($) $ / shares	Jul. 12, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants				$ 0	$ 265,307,807	$ 39,053,325
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares) | shares		5,775,000
Gross proceeds from issuance of common stock and warrants					$ 20,000,000
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 3.5
Warrants exercised (in shares) | shares			0	0	5,707,136
Warrants outstanding (in shares) | shares				67,864
Fair value of warrants				$ 13,200,000
Percentage increase in volatility causing increase in fair value of warrants				5.00%
Percentage increase in fair value of warrants due to increase in volatility				1.90%
Private Placement Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility				1.532
2020 July Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares		5,775,000
Gross proceeds from issuance of common stock and warrants	$ 17,300,000
Net proceeds from issuance of common stock and warrants	$ 15,700,000